ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,	December 31,
	2019	2018	2017
Current accounts payable and accrued liabilities
Trade payables	$3,993,203	$898,711	$1,256,795
Accrued liabilities	2,163,886	1,117,673	346,984
Accrued vacation	211,168	142,730	157,198
Accrued employee termination expenses	13,887	373,171	—
Other accounts payable	320,306	190,496	83,978
Collaboration, license and settlement agreements provision	1,092,006	1,887,779	—
Total current accounts payable and accrued liabilities	$7,794,456	$4,610,560	$1,844,955

Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	1,186,601	2,241,979	—
	$1,186,601	$2,241,979	$—

Total accounts payable and accrued liabilities	$8,981,057	$6,852,539	$1,844,955